CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Time charter revenues	$ 97,515,511	$ 150,216,130	$ 102,785,442
Total vessel revenues	97,515,511	150,216,130	102,785,442
EXPENSES:
Voyage expenses (including $1,299,108, $1,944,288 and $1,274,384 to related party for the years ended December 31, 2021, 2022, and 2023, respectively)	(5,052,228)	(3,721,277)	(1,891,265)
Vessel operating expenses	(41,913,628)	(41,259,554)	(26,841,600)
Management fees to related parties	(7,167,397)	(6,562,400)	(4,890,900)
Depreciation and amortization	(22,076,831)	(18,535,237)	(10,528,711)
Provision for doubtful accounts	0	0	(2,483)
General and administrative expenses (including $1,200,000, $2,100,000 and $3,099,000 to related party for the years ended December 31, 2021, 2022, and 2023, respectively)	(5,681,371)	(7,043,937)	(3,266,310)
Net gain on sale of vessels	6,383,858	0	0
Total expenses	(75,507,597)	(77,122,405)	(47,421,269)
Operating income	22,007,914	73,093,725	55,364,173
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $204,167, $0 and $0 to related party for the years ended December 31, 2021, 2022 and 2023, respectively)	(11,259,643)	(7,681,482)	(2,348,987)
Interest income	3,209,886	1,355,491	74,472
Foreign exchange gains / (losses)	(92,745)	109,882	13,290
Dividend income on equity securities	1,312,222	24,528	0
Dividend income from related party	1,166,667	0	0
Gains on equity securities	5,136,649	27,450	0
Total other expenses, net	(526,964)	(6,164,131)	(2,261,225)
Net income and comprehensive income, from continuing operations, before taxes	21,480,950	66,929,594	53,102,948
Income taxes	(177,794)	(388,669)	(291,165)
Net income and comprehensive income from continuing operations, net of taxes	21,303,156	66,540,925	52,811,783
Net (loss) / income and comprehensive income from discontinued operations, net of taxes	17,339,332	52,019,765	(541,296)
Net income	38,642,488	118,560,690	52,270,487
Comprehensive income	38,642,488	118,560,690	52,270,487
Deemed dividend on warrants repurchase	(444,885)	0	0
Dividend on Series D Preferred Shares	(1,020,833)	0	0
Net income attributable to common shareholders	$ 36,980,474	$ 118,560,690	$ 40,498,330
Earnings per common share, basic, continuing operations (in dollars per share)	$ 0.21	$ 0.7	$ 0.49
Earnings per common share, diluted, continuing operations (in dollars per share)	0.1	0.7	0.48
(Loss) / Earnings per common share, basic, discontinued operations (in dollars per share)	0.18	0.55	(0.01)
(Loss) / Earnings per common share, diluted, discontinued operations (in dollars per share)	0.08	0.55	(0.01)
Earnings per common share, basic, Total (in dollars per share)	0.39	1.25	0.48
Earnings per common share, diluted, Total (in dollars per share)	$ 0.17	$ 1.25	$ 0.47
Weighted average number of common shares, basic (in shares)	95,710,781	94,610,088	83,923,435
Weighted average number of common shares, diluted (in shares)	219,530,247	94,610,088	85,332,728
Series A Preferred Shares [Member]
OTHER INCOME/(EXPENSES):
Deemed dividend on Preferred Shares	$ 0	$ 0	$ (11,772,157)
Series D Preferred Shares [Member]
OTHER INCOME/(EXPENSES):
Deemed dividend on Preferred Shares	$ (196,296)	$ 0	$ 0